Subsequent Event (Details) (Coram LLC [Member], Subsequent Event [Member], USD $) In Billions, unless otherwise specified	0 Months Ended
Jan. 16, 2014 Branch Patient
Subsequent Event [Line Items]
Acquisition price	$ 2.1
Number of patients	165,000
Number of branch locations acquired	85
Employee [Member]
Subsequent Event [Line Items]
Number of employees	4,600
Nurses [Member]
Subsequent Event [Line Items]
Number of employees	600
Dietitians [Member]
Subsequent Event [Line Items]
Number of employees	250